Summary of Significant Accounting Policies - Schedule of Reconciliation of Net Loss per Share (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Denominator:
Weighted-average shares outstanding, basic (in shares)		8,011,660	6,261,247
Weighted-average shares outstanding, diluted (in shares)		8,011,660	6,261,247
Basic net income (loss) per share (in dollars per share)		$ (36.74)	$ (39.98)
Diluted net income (loss) per share (in dollars per share)		$ (36.74)	$ (39.98)
Gores Metropoulos II, Inc. | Class A
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ 0	$ (40,522,248)
Denominator:
Weighted-average shares outstanding, basic (in shares)	0	42,410,959
Weighted-average shares outstanding, diluted (in shares)	0	42,410,959
Basic net income (loss) per share (in dollars per share)	$ 0	$ (0.96)
Diluted net income (loss) per share (in dollars per share)	$ 0	$ (0.96)
Gores Metropoulos II, Inc. | Class F
Numerator:
Allocation of net income (loss) including accretion of temporary equity	$ (39,918)	$ (10,791,535)
Denominator:
Weighted-average shares outstanding, basic (in shares)	11,500,000	11,294,521
Weighted-average shares outstanding, diluted (in shares)	11,500,000	11,294,521
Basic net income (loss) per share (in dollars per share)	$ 0	$ (0.96)
Diluted net income (loss) per share (in dollars per share)	$ 0.00	$ (0.96)